Stock-Based Compensation (Summary of Company's Stock Option Plan) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares outstanding, beginning of period | shares	762,173	628,636
Number of shares granted | shares	111,621	141,268
Number of shares exercised | shares	(6,400)	(4,400)
Number of shares forefeited | shares	(9,280)
Number of shares expired | shares	(5,025)	(3,331)
Number of share options outstanding in share-based payment arrangement at end of period | shares	853,089	762,173
Weighted average exercise price, outstanding, beginning of period | $	$ 7.99	$ 7.97
Weighted average exercise price, granted | $	11.23	8.56
Weighted average exercise price, exercised | $	8.05	6.22
Weighted average exercise price, forfeited | $	13.25
Weighted average exercise price, expired | $	10.44	29.25
Weighted average exercise price, outstanding, end of period | $	$ 8.37	$ 7.99